13F-HR
13-F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2006

Check here if Amendment  [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this
Report:

Name:       Belden and Associates
Address:    650 California Street, 24th Floor
            San Francisco, CA  94108

13F File Number:  028-11565

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:             Louis deK. Belden
Title:            President
Phone:            415-677-1400
Signature, Place and Date of Signing:
Louis deK. Belden San Francisco, CA     December 31, 2006

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES AND EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     46

Form 13F Information Table Value Total: $93,316

List of Other Included Managers:

                         TITLE               VALUE         SHARES    SH/    PU/    INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER          OF CLASS    CUSIP   (X$1000)       PRN AMT   PRN    CALL   DISCRETN   MANAGERS   SOLE      SHARED  OTHER
ADVANCED AUTO              CO    00751Y10    637            17,925    SH             OTHER               16,150    1,775
AFLAC INC                  CO    00105510    1,120          24,343    SH             OTHER               22,893    1,450

AGILENT                    CO    00846u10    720            20,662    SH             SOLE                20,662    0

AIR PRODUCTS &             CO    00915810    943            13,411    SH             OTHER               8,080     5,331
AMBAC FINANCIAL            CO    02313910    1,874          21,039    SH             OTHER               16,389    4,650

AMERICAN EXPRESS           CO    25816109    686            11,300    SH             OTHER               9,500     1,800

AMERICAN                   CO    02687410    3,699          51,612    SH             OTHER               39,794    11,818
AUTOMATIC DATA             CO    05301510    2,337          47,446    SH             OTHER               39,196    8,250

AVERY DENNISON             CO    53611109    1,787          26,304    SH             OTHER               22,369    3,935

BECTON DICKINSON           CO    75887109    1,832          26,120    SH             OTHER               15,360    10,760
BEST BUY                   CO    86516101    1,896          38,535    SH             OTHER               32,560    5,975

BP CORP ADS                CO    05562210    1,691          25,205    SH             OTHER               15,012    10,193

BRINKS COMPANY             CO    10969610    975            15,250    SH             SOLE                15,250    0
BRISTOL MYERS              CO    11012210    1,580          60,037    SH             OTHER               33,329    26,708

CHEVRON CORP               CO    16676410    3,610          49,097    SH             OTHER               32,127    16,970

CORNING INC                CO    21935010    1,374          73,450    SH             OTHER               72,050    1,400
COSTCO WHOLESALE           CO    22160k10    1,448          27,385    SH             OTHER               23,985    3,400

DELL INC                   CO    24702R10    755            30,100    SH             OTHER               26,550    3,550

DIONEX INC                 CO    25454610    1,080          19,036    SH             SOLE                19,036    0
EMERSON ELECTRIC           CO    29101110    2,377          53,912    SH             OTHER               44,112    9,800

EXXON MOBIL                CO    30231g10    6,122          79,891    SH             OTHER               53,352    26,539

FEDEX CORP                 CO    31428X10    1,666          15,335    SH             OTHER               11,980    3,355
GENERAL ELECTRIC           CO    36960410    9,250          248,597   SH             OTHER               137,370   111,227

HEALTH MGMT                CO    42193310    356            16,850    SH             OTHER               15,850    1,000

HEWLETT PACKARD            CO    42823610    3,394          82,394    SH             OTHER               80,161    2,233
HOME DEPOT                 CO    43707610    1,254          31,224    SH             OTHER               28,124    3,100

ILLINOIS TOOL              CO    45230810    1,157          25,050    SH             OTHER               22,550    2,500

INTEL CORP                 CO    45814010    487            24,042    SH             OTHER               23,475    567
INTERNATIONAL              CO    45920010    1,557          16,029    SH             OTHER               15,213    816

ISHARES MSCI JAPAN         CO    46428684    271            19,084    SH             SOLE                19,084    0

JOHNSON & JOHNSON          CO    47816010    5,584          84,582    SH             OTHER               63,914    20,668
JPMORGAN CHASE             CO    46625h10    760            15,725    SH             OTHER               14,245    1,480

MERCK & COMPANY            CO    58933110    499            11,452    SH             SOLE                11,452    0
MICROSOFT CORP             CO    59491810    2,231          74,710    SH             OTHER               71,560    3,150

NOKIA CORP ADS             CO    65490220    2,142          105,414   SH             OTHER               89,464    15,950
NOVARTIS AG ADS            CO    66987V10    1,755          30,557    SH             OTHER               28,557    2,000

PALL CORP                  CO    69642930    398            11,533    SH             OTHER               8,500     3,033

PFIZER INC                 CO    71708110    5,090          196,521   SH             OTHER               139,652   56,869
PROCTER & GAMBLE           CO    74271810    4,908          76,363    SH             OTHER               54,229    22,134

R R DONNELLEY &            CO    25786710    1,287          36,212    SH             OTHER               16,398    19,814

ROCHE HOLDING ADR          CO    77119510    1,897          21,200    SH             SOLE                21,200    0
SPRINT NEXTEL              CO    85206110                   12,064    SH             SOLE                12,064    0

SYSCO CORP                 CO    87182910    2,845          77,404    SH             OTHER               64,454    12,950

THERMO FISHER              CO    88355610    820            18,100    SH             OTHER               16,100    2,000
WALGREEN                   CO    93142210    3,683          80,255    SH             OTHER               43,555    36,700

WELLPOINT INC              CO    94973h10    1,483          18,851    SH             OTHER               14,951    3,900
